SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and social insurance		¥ 42,547	¥ 53,679
Taxes payable		32,383	29,666
Deposits of BNY MELLON		19,016	33,078
Deposits		218	406
Staff reimbursements		4,915	5,727
Other payables		1,930	1,984
Accrued expenses and other current liabilities	$ 13,838	¥ 101,009	¥ 124,540